Basis of preparation and material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Disclosure of inputs to methods used to measure contracts within scope of IFRS 17
The key differences between IFRS 4 and IFRS 17 are summarised in the following table:

	IFRS 4	IFRS 17
Balance sheet
–Insurance contract liabilities for non-linked life insurance contracts are calculated by local actuarial principles. Liabilities under unit-linked life insurance contracts are at least equivalent to the surrender or transfer value, by reference to the value of the relevant underlying funds or indices. Grouping requirements follow local regulations.
–An intangible asset for the PVIF is recognised, representing the upfront recognition of future profits associated with in-force insurance contracts.

–Insurance contract liabilities are measured for groups of insurance contracts at current value, comprising the fulfilment cash flows and the CSM.
–The fulfilment cash flows comprise the best estimate of the present value of the future cash flows, together with a risk adjustment for non-financial risk.
–The CSM represents the unearned profit.

Profit emergence / recognition
–The value of new business is reported as revenue on Day 1 as an increase in PVIF.
–The impact of the majority of assumption changes is recognised immediately in the income statement.
–Variances between actual and expected cash flows are recognised in the period they arise.

–The CSM is systematically recognised in revenue as services are provided over the expected coverage period of the group of contracts (i.e. no Day 1 profit).
–Contracts are measured using the GMM or VFA model for insurance contracts with direct participation features upon meeting the eligibility criteria. Under the VFA model, the group’s share of the investment experience and assumption changes are absorbed by the CSM and released over time to profit or loss. For contracts measured under GMM, the group’s share of the investment volatility is recorded in profit or loss as it arises.
–Losses from onerous contracts are recognised in the income statement immediately.

Investment return assumptions (discount rate)	–PVIF is calculated based on long-term investment return assumptions based on assets held. It therefore includes investment margins expected to be earned in future.
–Under the market consistent approach, expected future investment spreads are not included in the investment return assumption. Instead, the discount rate includes an illiquidity premium that reflects the nature of the associated insurance contract liabilities.

Expenses
–Total expenses to acquire and maintain the contract over its lifetime are included in the PVIF calculation.
–Expenses are recognised across operating expenses and fee expense as incurred and the allowances for those costs are released from the PVIF simultaneously.

–Projected lifetime expenses that are directly attributable costs are included in the insurance contract liabilities and recognised in the insurance service result.
–Non-attributable costs are reported in operating expenses.

Financial assets affected by IFRS 17	Future accounting developments
Minor amendments to IFRS Accounting Standards
The IASB has published a number of minor amendments to IFRS Accounting Standards that are effective from 1 January 2024. The group expects they will have an insignificant effect, when adopted, on the consolidated financial statements of the group.

Financial liabilities affected by IFRS 17	Future accounting developments
Minor amendments to IFRS Accounting Standards
The IASB has published a number of minor amendments to IFRS Accounting Standards that are effective from 1 January 2024. The group expects they will have an insignificant effect, when adopted, on the consolidated financial statements of the group.

Disclosure of key differences between IFRS 4 and IFRS 17
The key differences between IFRS 4 and IFRS 17 are summarised in the following table:

	IFRS 4	IFRS 17
Balance sheet
–Insurance contract liabilities for non-linked life insurance contracts are calculated by local actuarial principles. Liabilities under unit-linked life insurance contracts are at least equivalent to the surrender or transfer value, by reference to the value of the relevant underlying funds or indices. Grouping requirements follow local regulations.
–An intangible asset for the PVIF is recognised, representing the upfront recognition of future profits associated with in-force insurance contracts.

–Insurance contract liabilities are measured for groups of insurance contracts at current value, comprising the fulfilment cash flows and the CSM.
–The fulfilment cash flows comprise the best estimate of the present value of the future cash flows, together with a risk adjustment for non-financial risk.
–The CSM represents the unearned profit.

Profit emergence / recognition
–The value of new business is reported as revenue on Day 1 as an increase in PVIF.
–The impact of the majority of assumption changes is recognised immediately in the income statement.
–Variances between actual and expected cash flows are recognised in the period they arise.

–The CSM is systematically recognised in revenue as services are provided over the expected coverage period of the group of contracts (i.e. no Day 1 profit).
–Contracts are measured using the GMM or VFA model for insurance contracts with direct participation features upon meeting the eligibility criteria. Under the VFA model, the group’s share of the investment experience and assumption changes are absorbed by the CSM and released over time to profit or loss. For contracts measured under GMM, the group’s share of the investment volatility is recorded in profit or loss as it arises.
–Losses from onerous contracts are recognised in the income statement immediately.

Investment return assumptions (discount rate)	–PVIF is calculated based on long-term investment return assumptions based on assets held. It therefore includes investment margins expected to be earned in future.
–Under the market consistent approach, expected future investment spreads are not included in the investment return assumption. Instead, the discount rate includes an illiquidity premium that reflects the nature of the associated insurance contract liabilities.

Expenses
–Total expenses to acquire and maintain the contract over its lifetime are included in the PVIF calculation.
–Expenses are recognised across operating expenses and fee expense as incurred and the allowances for those costs are released from the PVIF simultaneously.

–Projected lifetime expenses that are directly attributable costs are included in the insurance contract liabilities and recognised in the insurance service result.
–Non-attributable costs are reported in operating expenses.

Critical accounting estimates and judgements	Critical estimates and judgements
The preparation of financial information requires the use of estimates and judgements about future conditions. In view of the inherent uncertainties and the high level of subjectivity involved in the recognition or measurement of items highlighted, as the 'critical estimates and judgements' in section 1.2 below, it is possible that the outcomes in the next financial year could differ from those on which management’s estimates are based. This could result in materially different estimates and judgements from those reached by management for the purposes of these financial statements. Management’s selection of the group’s accounting policies that contain critical estimates and judgements reflects the materiality of the items to which the policies are applied and the high degree of judgement and estimation uncertainty involved.
Management has considered the impact of climate-related risks on HSBC’s financial position and performance. While the effects of climate change are a source of uncertainty, as at 31 December 2023 management did not consider there to be a material impact on our critical judgements and estimates from the physical, transition and other climate-related risks in the short to medium term. In particular management has considered the known and observable potential impacts of climate-related risks of associated judgements and estimates in our value in use calculations.
Critical estimates and judgements

Investments in subsidiaries are tested for impairment when there is an indication that the investment may be impaired, which involves estimations of value in use reflecting management’s best estimate of the future cash flows of the investment and the rates used to discount these cash flows, both of which are subject to uncertain factors as follows:

Judgements	Estimates
–The accuracy of forecast cash flows is subject to a high degree of uncertainty in volatile market conditions. Where such circumstances are determined to exist, management re-tests for impairment more frequently than once a year when indicators of impairment exist. This ensures that the assumptions on which the cash flow forecasts are based continue to reflect current market conditions and management's best estimate of future business prospects.

–The future cash flows of each investment are sensitive to the cash flows projected for the periods for which detailed forecasts are available and to assumptions regarding the long-term pattern of sustainable cash flows thereafter. Forecasts are compared with actual performance and verifiable economic data, but they reflect management’s view of future business prospects at the time of the assessment.
–The rates used to discount future expected cash flows can have a significant effect on their valuation, and are based on the costs of equity assigned to the investment. The cost of equity percentage is generally derived from a capital asset pricing model and the market implied cost of equity, which incorporates inputs reflecting a number of financial and economic variables, including the risk-free interest rate in the country concerned and a premium for the risk of the business being evaluated. These variables are subject to fluctuations in external market rates and economic conditions beyond management’s control.
–Key assumptions used in estimating impairment in subsidiaries are described in Note 18.

Critical estimates and judgements

The majority of valuation techniques employ only observable market data. However, certain financial instruments are classified on the basis of valuation techniques that feature one or more significant market inputs that are unobservable, and for them, the measurement of fair value is more judgemental:

Judgements	Estimates
–An instrument in its entirety is classified as valued using significant unobservable inputs if, in the opinion of management, greater than 5% of the instrument’s valuation is driven by unobservable inputs.
–‘Unobservable’ in this context means that there is little or no current market data available from which to determine the price at which an arm’s length transaction would be likely to occur. It generally does not mean that there is no data available at all upon which to base a determination of fair value (consensus pricing data may, for example, be used).

–Details on the group’s level 3 financial instruments and the sensitivity of their valuation to the effect of applying reasonably possible alternative assumptions in determining their fair value are set out in Note 11.

Critical estimates and judgements

The calculation of the group’s ECL under IFRS 9 requires the group to make a number of judgements, assumptions and estimates. The most significant are set out below:
Judgements	Estimates
–Defining what is considered to be a significant increase in credit risk.
–Selecting and calibrating the PD, LGD and EAD models, which support the calculations, including making reasonable and supportable judgements about how models react to current and future economic conditions.
–Selecting model inputs and economic forecasts, including determining whether sufficient and appropriately weighted economic forecasts are incorporated to calculate unbiased expected credit loss.
–Making management judgemental adjustments to account for late breaking events, model and data limitations and deficiencies, and expert credit judgements.
–Selecting applicable recovery strategies for certain wholesale credit-impaired loans.

–The section ‘Measurement uncertainty and sensitivity analysis of ECL estimates’, marked as audited from page 61 sets out the assumptions used in determining ECL, and provides an indication of the sensitivity of the result to the application of different weightings being applied to different economic assumptions.

Critical estimates and judgements

The recognition of deferred tax assets depends on judgements and estimates.
Judgements	Estimates
–Specific judgements supporting deferred tax assets are described in Note 7.	The recognition of deferred tax assets is sensitive to estimates of future cash flows projected for periods for which detailed forecasts are available and to assumptions regarding the long-term pattern of cash flows thereafter, on which forecasts of future taxable profit are based, and which affect the expected recovery periods and the pattern of utilisation of tax losses and tax credits.
Critical estimates and judgements

The recognition and measurement of provisions requires the group to make a number of judgements, assumptions and estimates. The most significant are set out below:
Judgements	Estimates
–Determining whether a present obligation exists. Professional advice is taken on the assessment of litigation and similar obligations.
–Provisions for legal proceedings and regulatory matters typically require a higher degree of judgement than other types of provisions. When matters are at an early stage, accounting judgements can be difficult because of the high degree of uncertainty associated with determining whether a present obligation exists, and estimating the probability and amount of any outflows that may arise. As matters progress, management and legal advisers evaluate on an ongoing basis whether provisions should be recognised, revising previous estimates as appropriate. At more advanced stages, it is typically easier to make estimates around a better defined set of possible outcomes.

–Provisions for legal proceedings and regulatory matters remain very sensitive to the assumptions used in the estimate. There could be a wider range of possible outcomes for any pending legal proceedings, investigations or inquiries. As a result, it is often not practicable to quantify a range of possible outcomes for individual matters. It is also not practicable to meaningfully quantify ranges of potential outcomes in aggregate for these types of provisions, because of the diverse nature and circumstances of such matters and the wide range of uncertainties involved.

Critical estimates and judgements

The classification as held for sale depends on certain judgements:
Judgements
Management judgement is required in determining whether the IFRS 5 held for sale criteria are met, including whether a sale is highly probable and expected to complete within one year of classification. The exercise of judgement will normally consider the likelihood of successfully securing any necessary regulatory or political approvals which are almost always required for sales of banking businesses. For large and complex plans judgement will also include an assessment of the enforceability of any binding sale agreement, the nature and magnitude of any disincentives for non-performance, and the ability of the counterparty to undertake necessary pre-completion preparatory work, comply with conditions precedent, and otherwise be able to comply with contractual undertakings to achieve completion within the expected timescale. Once classified as held for sale, judgement is required to be applied on a continuous basis to ensure that classification remains appropriate in future accounting periods.

Origination of CRR	The quantitative measure of significance varies depending on the credit quality at origination as follows:

Origination CRR	Significance trigger – PD to increase by
0.1-1.2	15bps
2.1-3.3	30bps
For these loans, the quantitative comparison is supplemented with additional CRR deterioration-based thresholds, as set out in the table below:

Origination CRR	Additional significance criteria – number of CRR grade notches deterioration required to identify as significant credit deterioration (stage 2) (> or equal to)
0.1	5 notches
1.1–4.2	4 notches
4.3–5.1	3 notches
5.2–7.1	2 notches
7.2–8.2	1 notch
8.3	0 notch

Regulatory capital, IFRS 9 recalibration
HSBC makes use of the IRB framework where possible, with recalibration to meet the differing IFRS 9 requirements as set out in the following table:

Model	Regulatory capital	IFRS 9
PD	–Through the cycle (represents long-run average PD throughout a full economic cycle). –The definition of default includes a backstop of 90+ days past due.	–Point in time (based on current conditions, adjusted to take into account estimates of future conditions that will impact PD). –Default backstop of 90+ days past due for all portfolios.
EAD	–Cannot be lower than current balance	–Amortisation captured for term products
LGD
–Downturn LGD (consistent losses expected to be suffered during a severe but plausible economic downturn).
–Regulatory floors may apply to mitigate risk of underestimating downturn LGD due to lack of historical data.
–Discounted using cost of capital.
–All collection costs included.

–Expected LGD (based on estimate of loss given default including the expected impact of future economic conditions such as changes in value of collateral).
–No floors.
–Discounted using the original effective interest rate of the loan.
–Only costs associated with obtaining/selling collateral included.

Other		–Discounted back from point of default to balance sheet date.